Recapitalization - Summary of Business Acquisition Elements Reconciled to Consolidated Financial Statements (Details)	9 Months Ended
Dec. 31, 2023 USD ($)
Restructuring and Related Activities [Abstract]
Cash-trust and cash, net of redemptions	$ 32,770
Less: transaction costs and advisory fees, paid	0
Net proceeds from the Business Combination	32,770
Add: other current assets (including FPA)	46,257,695
Less: transaction costs and advisory fees, accrued	(17,697,924)
Less: promissory note	(3,731,708)
Reverse recapitalization, net	$ 24,860,833